Equity (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Equity

11. EQUITY
General—The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including one vote per nominee in the election of our board of directors (“Board”). Our charter does not provide for cumulative voting in the election of directors.
On May 8, 2019, our Board increased the EVPS of our common stock to $11.10 based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of March 31, 2019. We engaged a third-party valuation firm to provide a calculation of the range in EVPS of our common stock as of March 31, 2019, which reflected certain balance sheet assets and liabilities as of that date. Previously, on May 9, 2018, our Board increased the EVPS of our common stock to $11.05 from $11.00 based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of March 31, 2018.
Shares of our common stock are issued under the DRIP, as discussed below, at the same price as the EVPS in effect at the time of issuance.
Dividend Reinvestment Plan—The DRIP allows stockholders to invest distributions in additional shares of our common stock, subject to certain limits. Stockholders who elect to participate in the DRIP may choose to invest all or a portion of their cash distributions in shares of our common stock at a price equal to our most recent estimated value per share.
Stockholders who elect to participate in the DRIP, and who are subject to U.S. federal income taxation laws, will incur a tax liability on an amount equal to the fair value on the relevant distribution date of the shares of our common stock purchased with reinvested distributions, even though such stockholders have elected not to receive the distributions in cash.
Share Repurchase Program (“SRP”)—Our SRP provides an opportunity for stockholders to have shares of common stock repurchased, subject to certain restrictions and limitations. The Board reserves the right, in its sole discretion, at any time and from time to time, to reject any request for repurchase.
Due to the funding limits, no proceeds were available for standard share repurchases during the six months ended June 30, 2019. Repurchase requests in connection with a stockholder’s death, “qualifying disability,” or “determination of incompetence” were completed in full. In July 2019, approximately 1.2 million shares of our common stock were repurchased under the SRP.
On August 7, 2019, the Board suspended the SRP with respect to standard repurchases. We will continue to fulfill repurchases sought upon a stockholder's death, “qualifying disability,” or “determination of incompetence” in accordance with the terms of the amended SRP, adopted on August 7, 2019.
Convertible Noncontrolling Interests—Under the terms of the Partnership Agreement, OP unit holders may elect to exchange OP units. The Operating Partnership controls the form of the redemption, and may elect to exchange OP units for shares of our common stock, provided that the OP units have been outstanding for at least one year. As the form of redemption for OP units is within our control, the OP units outstanding as of June 30, 2019 and December 31, 2018, are classified as Noncontrolling Interests within permanent equity on our consolidated balance sheets. The distributions that have been paid on OP units are included in Distributions to Noncontrolling Interests on the consolidated statements of equity. During the six months ended June 30, 2019, OP units were converted into shares of our common stock at a 1:1 ratio. There were approximately 42.7 million and 44.5 million OP units outstanding as of June 30, 2019 and December 31, 2018, respectively.
Nonconvertible Noncontrolling Interests—In addition to partnership units of the Operating Partnership, Noncontrolling Interests also includes a 25% ownership share of one of our subsidiaries who provides advisory services, which was not significant to our results.

13. EQUITY
General— The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including election of the Board. Our charter does not provide for cumulative voting in the election of directors.
On May 9, 2018, our Board increased the EVPS of our common stock to $11.05 based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of March 31, 2018. We engaged a third-party valuation firm to provide a calculation of the range in EVPS of our common stock as of March 31, 2018, which reflected certain balance sheet assets and liabilities as of that date. Previously, on November 8, 2017, our Board increased the EVPS of our common stock to $11.00 from $10.20 based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of October 5, 2017, the first full business day after the closing of the PELP transaction.
Shares of our common stock are issued under the DRIP and redeemed under the SRP, as discussed below, at the same price as the EVPS in effect at the time of issuance or redemption.
Dividend Reinvestment Plan—The DRIP allows stockholders to invest distributions in additional shares of our common stock, subject to certain limits. Stockholders who elect to participate in the DRIP may choose to invest all or a portion of their cash distributions in shares of our common stock at a price equal to our most recent estimated value per share. In connection with the Merger (see Note 3), the DRIP was temporarily suspended for the month of July 2018; therefore, all DRIP participants received their July 2018 distribution in cash rather than in stock. The DRIP resumed in August 2018, with the distribution paid in September 2018.
Stockholders who elect to participate in the DRIP, and who are subject to U.S. federal income taxation laws, will incur a tax liability on an amount equal to the fair value on the relevant distribution date of the shares of our common stock purchased with reinvested distributions, even though such stockholders have elected not to receive the distributions in cash.
Share Repurchase Program—Our SRP provides an opportunity for stockholders to have shares of common stock repurchased, subject to certain restrictions and limitations, at a price equal to our most recent estimated value per share. In connection with the Merger, the SRP was also temporarily suspended for the month of July 2018, and resumed in August 2018.
In 2018 and 2017, repurchase requests surpassed the funding limits under the SRP. Approximately 4.9 million shares of our common stock were repurchased under the SRP during the year ended December 31, 2018. Repurchase requests in connection with a stockholder’s death, “qualifying disability”, or “determination of incompetence” were completed in full. The remaining repurchase requests that were in good order were fulfilled on a pro rata basis. As of December 31, 2018, we had 2.4 million shares of unfulfilled repurchase requests. Due to the program’s funding limits, no funds will be available for the first quarter of 2019. The next availability is expected to be at the end of July 2019. Under the terms of the SRP, the availability of DRIP proceeds is not a minimum repurchase requirement and we may use all or no portion of the proceeds available.
The next standard repurchase of the Company is expected to be in July 2019. At that time, should the demand for standard redemptions exceed the funding the Company makes available for repurchases, for which the Company may use all or a portion, the Company is expected to make pro-rata redemptions. Following that standard repurchase, standard repurchase requests that are on file with the Company and in good order that have not been fully executed (due to pro-rata redemptions) will remain on file for future redemptions.
Convertible Noncontrolling Interests—As of December 31, 2018 and 2017, we have approximately 44.5 million units of outstanding OP units. Additionally, certain of our outstanding restricted share and performance share awards will result in the issuance of OP units upon vesting in future periods. These are included in the outstanding unvested award totals disclosed in Note 14.
As part of the PELP transaction, we issued 39.4 million OP units that are classified as noncontrolling interests. Prior to the PELP transaction, the Operating Partnership also issued limited partnership units that were designated as Class B units for asset management services provided by an affiliate of PELP. In connection with the PELP transaction, Class B units were no longer issued for asset management services subsequent to September 2017. Upon closing of the PELP transaction and termination of the advisory agreement, we determined the economic hurdle required for vesting had been met, and all outstanding Class B units vested and were converted to OP units. As such, we recorded a $24.0 million expense on our consolidated statements of operations as Vesting of Class B Units, which included the $27.6 million vesting of Class B units previously issued for asset management services and the reclassification of historical distributions on those units to Noncontrolling Interests.
Under the terms of the Fourth Amended and Restated Agreement of Limited Partnership, OP unit holders may elect to exchange OP units. The Operating Partnership controls the form of the redemption, and may elect to exchange OP units for shares of our common stock, provided that the OP units have been outstanding for at least one year, or for cash. As the form of redemption for OP units is within our control, the OP units outstanding as of December 31, 2018 and 2017, are classified as Noncontrolling Interests within permanent equity on our consolidated balance sheets. The $28.7 million and $9.1 million of distributions for the years ended December 31, 2018 and 2017, respectively, that have been paid on OP units are included in Distributions to Noncontrolling Interests on the consolidated statements of equity.
In September 2017, we entered into an agreement with American Realty Capital II Advisors, LLC (“ARC”) to terminate all remaining contractual and economic relationships between us and ARC. In exchange for a payment of $9.6 million, ARC sold their OP units, unvested Class B Units, and their special limited partnership interests back to us, terminating all fee-sharing arrangements between ARC and PELP affiliates. The 0.4 million OP unit repurchase was recorded at a value of $4.2 million on the consolidated statements of equity. The $5.4 million value of the unvested Class B units, special limited partnership interests, and value of fee-sharing arrangements is recorded on the consolidated statement of operations.
Nonconvertible Noncontrolling Interests—In addition to partnership units of the Operating Partnership, Noncontrolling Interests also includes a 25% minority-owned interest held by a third party in a consolidated partnership, which was not significant to our results.